Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2012	2013		2012	2013
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$85,844	$61,417
Interest rate swaps	Financial instruments-non-current assets	996	20,662	Financial instruments non-current liabilities	63,096	36,380

Total derivatives not designated as hedging instruments		$996	$20,662		$148,940	$97,797
Total derivatives		$996	$20,662	Total derivatives	$148,940	$97,797

Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2012	2013

Interest rate swaps	Gain/ (Loss) on interest rate swaps	$(21,714)	$23,478

Total		$(21,714)	$23,478

Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	June 30, 2013	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$20,662	$-	$20,662	$-
Interest rate swaps - liability position	(97,797)	-	(97,797)	-
Total	$(77,135)	$-	$(77,135)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.
	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements
Long lived assets held and used	-	(71,000)	-	(43,490)
Total	-	(71,000)	-	(43,490)